Financial Instruments - Summary of Age of Trade and Other Receivables, Term Deposits, Security Deposits and Contract Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	$ 55,462	$ 58,315
Trade and other receivables, term deposits, security deposits and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	191,759	262,229
Trade and other receivables and term deposits, Impairment	1,851	1,579
Not past due [Member] | Trade and other receivables, term deposits, security deposits and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	168,901	245,249
Past due 0-30 days [Member] | Trade and other receivables, term deposits, security deposits and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	7,934	5,161
Past due 30-120 days [Member] | Trade and other receivables, term deposits, security deposits and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	9,045	5,968
More than 120 days [Member] | Trade and other receivables, term deposits, security deposits and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	5,879	5,851
Trade and other receivables and term deposits, Impairment	$ 1,851	$ 1,579